Share-based Payment Expense - Additional Information (Detail) $ in Millions		12 Months Ended
		Dec. 31, 2020 USD ($) yr mo	Dec. 31, 2020 EUR (€) yr mo	Dec. 31, 2020 GBP (£) yr mo	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure Of Share Based Compensation Expense [line items]
Share-based payment expense	[1]	$ 96			$ 83	$ 77
Continuing and Discontinued Operations [Member]
Disclosure Of Share Based Compensation Expense [line items]
Share-based payment expense					86	79
2014 Performance Share Plan [member]
Disclosure Of Share Based Compensation Expense [line items]
Share-based payment expense		$ 93			$ 78	$ 72
Percentage of awards subject to TSR measure		25.00%	25.00%	25.00%	25.00%	50.00%
Percentage of awards measured against a tailored sector peer group		25.00%	25.00%	25.00%	25.00%	25.00%
Percentage of awards subject To RONA metric		25.00%	25.00%	25.00%	25.00%
Percentage of awards measured against the FTSE All-World Construction & Materials index						25.00%
Percentage of awards subject to cashflow measure		50.00%	50.00%	50.00%	50.00%	50.00%
Fair value portion of awards subject to total share holder return against peer group | €			€ 18.52				€ 18.59	€ 13.52
Fair value portion of awards subject to cash flow performance and awards with no performance conditions | €			€ 31.50				€ 29.44	€ 28.32
Service period		one or three-year	one or three-year	one or three-year
2010 Savings-Related Share Option Exercisable Within Six Months After Third Anniversary of Contract [member]
Disclosure Of Share Based Compensation Expense [line items]
Sample period for determining expected volatility of share prices | mo		37	37	37
2010 Savings Related Share Option Exercisable Within Six Months After Fifth Anniversary of Contract [member]
Disclosure Of Share Based Compensation Expense [line items]
Sample period for determining expected volatility of share prices | mo		61	61	61
2010 Savings Related Share Option Schemes [member] | Maximum [member]
Disclosure Of Share Based Compensation Expense [line items]
Participants monthly savings from net salaries			€ 500	£ 500
Fixed period of monthly savings | yr		5	5	5
Discount rate percentage of market price on date of invitation of each savings contract			15.00%
2010 Savings Related Share Option Schemes [member] | Minimum [member]
Disclosure Of Share Based Compensation Expense [line items]
Fixed period of monthly savings | yr		3	3	3

[1]	The total share-based payment expense in 2019 and 2018, including discontinued operations, amounted to $86 million and $79 million respectively.